Average Annual Total Returns - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	12 Months Ended	60 Months Ended	71 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.46%	2.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.05%
R6
Prospectus [Line Items]
Average Annual Return, Percent	11.15%	1.84%	0.82%
Performance Inception Date			Jan. 29, 2019
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	11.22%	1.76%	0.74%
Performance Inception Date			Jan. 29, 2019